SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 96.82%
Communication Services — 1.72%
51,200	AdTheorent Holding Co., Inc.*	$71,680
14,300	Cumulus Media, Inc., Class A*	58,630
46,250	DHI Group, Inc.*	177,138
43,200	Entravision Communications Corp., Class A	189,648
28,343	EW Scripps Co. (The), Class A*	259,338
2,300	Marcus Corp. (The)	34,109
12,200	Outbrain, Inc.*	60,024
119,400	Point.360*,(a),(b),(c)	0
14,900	Reservoir Media, Inc.*	89,698
17,700	Saga Communications, Inc., Class A	378,072
15,700	Spok Holdings, Inc.	208,653
9,900	Townsquare Media, Inc., Class A	117,909
13,200	Urban One, Inc.*	79,068
40,000	Zedge, Inc., Class B*	89,600

		1,813,567

Consumer Discretionary — 18.04%
5,600	1-800-Flowers.com, Inc., Class A*	43,680
3,300	Aaron’s Co., Inc. (The)	46,662
400	AMCON Distributing Co.	81,200
6,800	America’s Car-Mart, Inc.*	678,504
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
13,700	Bassett Furniture Industries, Inc.	206,048
35,300	Beazer Homes USA, Inc.*	998,637
22,800	Big 5 Sporting Goods Corp.	208,848
1,120	Bluegreen Vacations Holding Corp.	39,928
3,230	Build-A-Bear Workshop, Inc.	69,187
5,000	Canterbury Park Holding Corp.	116,400
2,250	Carriage Services, Inc.	73,057
4,500	Cato Corp. (The), Class A	36,135
19,700	Century Casinos, Inc.*	139,870
12,593	Century Communities, Inc.	964,876
2,200	Chuy’s Holdings, Inc.*	89,804
7,100	Citi Trends, Inc.*	125,386
4,242	Clarus Corp.	38,772
32,330	Container Store Group, Inc. (The)*	101,516
36,900	Crown Crafts, Inc.	184,869
17,500	Delta Apparel, Inc.*	183,400
9,800	Designer Brands, Inc., Class A	98,980
17,500	Destination XL Group, Inc.*	85,750
11,800	Dream Finders Homes, Inc., Class A*	290,162
9,100	Duluth Holdings, Inc., Class B*	57,148
14,600	El Pollo Loco Holdings, Inc.	128,042
11,200	Escalade, Inc.	149,520
12,400	Ethan Allen Interiors, Inc.	350,672

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value

6,200	Flanigan’s Enterprises, Inc.	$190,030
11,900	Flexsteel Industries, Inc.	234,549
4,500	Funko, Inc., Class A*	48,690
19,580	Haverty Furniture Cos., Inc.	591,708
10,400	hhgregg, Inc.*	3
2,600	Hibbett, Inc.	94,354
49,900	Holley, Inc.*	204,091
10,600	Hooker Furnishings Corp.	197,796
3,300	Hovnanian Enterprises, Inc., Class A*	327,393
10,100	Inspired Entertainment, Inc.*	148,571
6,100	J Jill, Inc.*	130,723
3,800	JAKKS Pacific, Inc.*	75,886
30,100	Jerash Holdings US, Inc.	111,972
7,340	Johnson Outdoors, Inc., Class A	451,043
23,500	Kid Brands, Inc.*,(a),(b)	0
40,620	Lakeland Industries, Inc.	584,522
5,300	Lands’ End, Inc.*	41,128
11,100	Landsea Homes Corp.*	103,674
15,000	Latham Group, Inc.*	55,650
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
8,900	La-Z-Boy, Inc.	254,896
14,500	Lazydays Holdings, Inc.*	167,620
16,100	Legacy Housing Corp.*	373,359
36,000	Lincoln Educational Services Corp.*	242,640
6,800	Live Ventures, Inc.*	181,220
12,380	M/I Homes, Inc.*	1,079,412
19,980	MarineMax, Inc.*	682,517
9,100	McRae Industries, Inc., Class A	381,472
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
15,700	Mestek, Inc.*	303,795
10,100	Modine Manufacturing Co.*	333,502
15,740	Movado Group, Inc.	422,304
4,200	Nathan’s Famous, Inc.	329,868
11,800	Nobility Homes, Inc.	353,410
3,800	OneWater Marine, Inc., Class A*	137,712
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
9,025	Patrick Industries, Inc.	722,000
700	RCI Hospitality Holdings, Inc.	53,193
24,900	Rocky Brands, Inc.	522,900
6,100	RumbleON, Inc., Class B*	75,396
4,100	Sleep Number Corp.*	111,848
5,160	Sonic Automotive, Inc., Class A	245,977
14,000	Standard Motor Products, Inc.	525,280
6,630	Strattec Security Corp.*	120,666
23,410	Stride, Inc.*	871,554
12,089	Superior Group of Cos., Inc.	112,911
14,100	Superior Industries International, Inc.*	50,760
2,240	Taylor Morrison Home Corp.*	109,245
15,200	Tile Shop Holdings, Inc.*	84,208

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
15,700	Tilly’s, Inc., Class A*	$110,057
41,000	Torrid Holdings, Inc.*	115,210
23,200	Tupperware Brands Corp.*	18,560
11,600	Unifi, Inc.*	93,612
18,400	Universal Technical Institute, Inc.*	127,144
30,000	Universal Travel Group*,(a),(b),(c)	0
3,600	VOXX International Corp.*	44,928
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
15,000	Weyco Group, Inc.	400,350
7,300	Zumiez, Inc.*	121,618

		19,059,980

Consumer Staples — 4.97%
1,400	Alico, Inc.	35,644
5,350	Andersons, Inc. (The)	246,902
13,425	Central Garden & Pet Co.*	520,487
36	Hawaiian Macadamia Nut Orchards L.P.*,(b)	82,800
11,760	Ingles Markets, Inc., Class A	971,964
7,900	Lifevantage Corp.	34,365
5,600	Limoneira Co.	87,136
15,400	Natural Alternatives International, Inc.*	114,268
45,360	Natural Grocers by Vitamin Cottage, Inc.	556,114
17,600	Nature’s Sunshine Products, Inc.*	240,240
19,630	Oil-Dri Corp. of America	1,157,974
5,200	Seneca Foods Corp., Class A*	169,936
23,260	SpartanNash Co.	523,583
22,500	Thorne HealthTech, Inc.*	105,750
14,300	Village Super Market, Inc., Class A	326,326
20,000	Whole Earth Brands, Inc.*	80,400

		5,253,889

Energy — 4.22%
3,200	Adams Resources & Energy, Inc.	112,480
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
17,500	Amplify Energy Corp.*	118,475
44,940	Baytex Energy Corp.*	146,504
1	Bristow Group, Inc.*	29
730	Civitas Resources, Inc.	50,640
4,000	CONSOL Energy, Inc.	271,240
4,700	DMC Global, Inc.*	83,472
10,400	Dorian LPG Ltd.	266,760
17,000	Epsilon Energy Ltd.	90,780
9,000	Global Partners LP	276,570
10,500	Hallador Energy Co.*	89,985
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
19,800	Mammoth Energy Services, Inc.*	95,634
3,000	NACCO Industries, Inc., Class A	103,980
24,200	Nine Energy Service, Inc.*	92,686
53,940	North American Construction Group Ltd.	1,031,872

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
11,700	Oil States International, Inc.*	$87,399
21,900	PermRock Royalty Trust	119,355
53,100	PHX Minerals, Inc.	165,672
1,700	PrimeEnergy Resources Corp.*	156,451
13,200	Ranger Energy Services, Inc.*	135,168
14,230	REX American Resources Corp.*	495,346
74,000	Ring Energy, Inc.*	126,540
3,950	Sitio Royalties Corp., Class A	103,767
53,000	Smart Sand, Inc.*	86,920
13,600	Solaris Oilfield Infrastructure, Inc., Class A	113,288
10,080	W&T Offshore, Inc.*	39,010

		4,460,023

Financials — 32.13%
12,700	Acacia Research Corp.*	52,832
4,700	ACNB Corp.	155,899
6,200	AFC Gamma, Inc., REIT	77,190
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
9,200	Amalgamated Financial Corp.	148,028
8,900	Amerant Bancorp, Inc.	152,991
3,900	American Business Bank*	105,300
7,300	American National Bankshares, Inc.	211,554
7,600	Ames National Corp.	137,028
9,668	Apollo Commercial Real Estate Finance, Inc., REIT	109,442
7,826	Arbor Realty Trust, Inc., REIT	115,981
48,670	Ares Commercial Real Estate Corp., REIT	494,000
2,200	Arlington Asset Investment Corp., REIT, Class A*	10,186
4,400	Atlanticus Holdings Corp.*	184,844
3,700	Avantax, Inc.*	82,806
31,450	Banc of California, Inc.	364,191
13,200	Banco Latinoamericano de Comercio Exterior SA, Class E	291,192
9,300	Bancorp, Inc. (The)*	303,645
2,800	Bank First Corp.	232,960
5,142	Bank of Marin Bancorp	90,859
6,000	Bank7 Corp.	147,180
14,400	BankFinancial Corp.	117,792
7,000	Bankwell Financial Group, Inc.	170,660
2,628	Banner Corp.	114,765
9,200	Bar Harbor Bankshares	226,688
5,300	BayCom Corp.	88,404
10,500	BCB Bancorp, Inc.	123,270
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
25,200	BlackRock Capital Investment Corp.	82,656
8,100	Blue Ridge Bankshares, Inc.	71,685
16,500	BM Technologies, Inc.*	49,170
3,500	BNCCORP, Inc.*	83,125
8,000	Bogota Financial Corp.*	65,280
19,000	Bridgewater Bancshares, Inc.*	187,150
10,174	Brookline Bancorp, Inc.	88,921

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
5,500	Business First Bancshares, Inc.	$82,885
1,700	C&F Financial Corp.	91,290
16,400	California First Leasing Corp.*	234,520
1,500	Cambridge Bancorp	81,465
6,200	Capital Bancorp, Inc.	112,220
9,400	Capital City Bank Group, Inc.	288,016
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
10,300	Capstar Financial Holdings, Inc.	126,381
5,700	Central Valley Community Bancorp	88,065
6,500	CF Bankshares, Inc.	98,800
1,900	Chemung Financial Corp.	72,979
11,597	Cherry Hill Mortgage Investment Corp., REIT	56,014
8,300	Chicago Atlantic Real Estate Finance, Inc., REIT	125,745
8,200	Citizens & Northern Corp.	158,260
6,300	Citizens Community Bancorp, Inc.	55,755
2,727	Citizens Financial Services, Inc.	203,080
12,200	Civista Bancshares, Inc.	212,280
10,000	CNB Financial Corp.	176,500
3,000	Coastal Financial Corp.*	112,950
3,800	Codorus Valley Bancorp, Inc.	74,518
6,600	Colony Bankcorp, Inc.	62,172
89,443	Consumer Portfolio Services, Inc.*	1,043,800
10,600	Crescent Capital BDC, Inc.	160,484
1,400	Croghan Bancshares, Inc.	66,220
11,048	Dime Community Bancshares, Inc.	194,776
3,377	Donegal Group, Inc., Class A	48,730
1,100	Donnelley Financial Solutions, Inc.*	50,083
6,646	Dynex Capital, Inc., REIT	83,673
7,400	Ellington Residential Mortgage, REIT	53,354
8,000	Embassy Bancorp, Inc.	118,000
22,840	Enova International, Inc.*	1,213,261
8,300	Enterprise Bancorp, Inc.	240,202
5,878	Enterprise Financial Services Corp.	229,830
4,700	Equity Bancshares, Inc., Class A	107,066
5,300	Esquire Financial Holdings, Inc.	242,422
6,800	ESSA Bancorp, Inc.	101,660
4,400	Evans Bancorp, Inc.	109,692
9,600	EZCORP, Inc., Class A*	80,448
16,500	Farmers National Banc Corp.	204,105
6,987	FB Financial Corp.	195,985
8,890	Federal Agricultural Mortgage Corp., Class C	1,277,849
2,800	Fidelity D&D Bancorp, Inc.	136,052
8,000	Financial Institutions, Inc.	125,920
6,700	First Bancorp, Inc. (The)	163,078
10,400	First Bank	107,952
7,700	First Business Financial Services, Inc.	227,073
6,700	First Community Bankshares, Inc.	199,191
9,200	First Financial Corp.	298,724

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
10,000	First Financial Northwest, Inc.	$113,700
9,200	First Internet Bancorp	136,620
3,423	First Merchants Corp.	96,631
9,800	First of Long Island Corp. (The)	117,796
38,000	First Place Financial Corp.*,(a),(b),(c)	0
10,100	First Reliance Bancshares, Inc.*	63,630
5,400	First Savings Financial Group, Inc.	71,280
5,300	First Western Financial, Inc.*	98,580
8,600	Flushing Financial Corp.	105,694
8,400	FS Bancorp, Inc.	252,588
13,250	FVCBankcorp, Inc.*	142,702
16,500	GCM Grosvenor, Inc., Class A	124,410
11,000	Gladstone Capital Corp.	107,360
8,000	Gladstone Investment Corp.	104,320
16,528	Great Ajax Corp., REIT	101,317
8,550	Guaranty Bancshares, Inc.	231,534
8,700	Guild Holdings Co., Class A*	98,832
11,700	Hanmi Financial Corp.	174,681
14,200	HBT Financial, Inc.	261,848
740	HCI Group, Inc.	45,717
700	Hingham Institution for Savings (The), FOR	149,226
5,000	Home Bancorp, Inc.	166,050
11,340	HomeTrust Bancshares, Inc.	236,893
11,600	Independent Bank Corp.	196,736
8,500	Investar Holding Corp.	102,935
3,904	Investors Title Co.	569,984
1,600	Kansas City Life Insurance Co.	37,088
7,874	Lakeland Bancorp, Inc.	105,433
6,400	LCNB Corp.	94,464
28,000	Macatawa Bank Corp.	259,840
3,100	MainStreet Bancshares, Inc.	70,246
32,700	Manhattan Bridge Capital, Inc., REIT	165,135
12,800	Medallion Financial Corp.	101,248
5,000	Mercantile Bank Corp.	138,100
10,050	Merchants Bancorp	257,079
13,000	Meridian Corp.	127,400
8,000	Metrocity Bankshares, Inc.	143,120
5,900	Metropolitan Bank Holding Corp.*	204,907
5,500	Mid Penn Bancorp, Inc.	121,440
8,700	Midland States Bancorp, Inc.	173,217
6,700	MidWestOne Financial Group, Inc.	143,179
7,200	MVB Financial Corp.	151,776
6,200	National Bankshares, Inc.	180,978
2,660	National Western Life Group, Inc., Class A	1,105,390
4,000	Nexpoint Real Estate Finance, Inc., REIT	62,360
7,100	Northeast Bank	295,857
14,600	Northeast Community Bancorp, Inc.	217,248
5,100	Northrim BanCorp, Inc.	200,583
38,510	Northwest Bancshares, Inc.	408,206

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
1,400	Ocwen Financial Corp.*	$41,958
21,600	OFG Bancorp	563,328
20,400	Old Second Bancorp, Inc.	266,424
13,200	OP Bancorp	111,276
13,300	Oppenheimer Holdings, Inc., Class A	534,394
4,000	Orange County Bancorp, Inc.	148,000
10,200	Orrstown Financial Services, Inc.	195,330
8,500	Pacific Financial Corp.	81,600
9,300	Parke Bancorp, Inc.	158,007
16,200	Partners Bancorp	100,278
6,600	PCB Bancorp	97,086
5,500	Peapack-Gladstone Financial Corp.	148,940
900	PennyMac Financial Services, Inc.	63,279
21,548	Peoples Bancorp, Inc.	572,099
3,900	Peoples Financial Services Corp.	170,781
7,300	Pinnacle Bank/Gilroy CA*	83,950
530	Piper Sandler Cos.	68,508
36,364	Premier Financial Corp.	582,551
18,400	Primis Financial Corp.	154,928
5,500	Princeton Bancorp, Inc.	150,260
17,000	Priority Technology Holdings, Inc.*	61,540
5,900	Private Bancorp of America, Inc.*	159,595
15,500	Provident Financial Holdings, Inc.	200,260
7,220	Provident Financial Services, Inc.	117,975
12,400	RBB Bancorp	148,056
16,781	Ready Capital Corp., REIT	189,290
3,700	Red River Bancshares, Inc.	181,818
18,160	Regional Management Corp.	553,880
19,100	Riverview Bancorp, Inc.	96,264
3,050	S&T Bancorp, Inc.	82,929
37,000	Sachem Capital Corp., REIT	129,130
6,620	Safety Insurance Group, Inc.	474,786
5,700	Saratoga Investment Corp.	153,843
6,300	SB Financial Group, Inc.	79,758
5,716	Seacoast Banking Corp. of Florida	126,324
10,000	Security National Financial Corp., Class A*	88,700
14,100	Seven Hills Realty Trust, REIT	144,666
11,000	Shore Bancshares, Inc.	127,160
10,300	Sierra Bancorp	174,791
4,600	Silvercrest Asset Management Group, Inc., Class A	93,150
5,545	Simmons First National Corp., Class A	95,651
11,500	SmartFinancial, Inc.	247,365
6,300	South Atlantic Bancshares, Inc.	63,000
12,400	South Plains Financial, Inc.	279,124
5,900	Southern First Bancshares, Inc.*	146,025
6,900	Southern Missouri Bancorp, Inc.	265,305
736	SouthState Corp.	48,429
7,500	Stellus Capital Investment Corp.	105,525

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
10,200	Stewart Information Services Corp.	$419,628
6,100	Summit Financial Group, Inc.	126,026
10,900	SWK Holdings Corp.*	182,466
6,200	Territorial Bancorp, Inc.	76,136
4,700	Third Coast Bancshares, Inc.*	74,589
6,900	Timberland Bancorp, Inc.	176,502
1,947	Trenwick America Corp.*,(a),(b),(c)	0
1,098	Trenwick America Corp.*,(a),(b),(c)	0
4,400	Trinity Capital, Inc.	58,344
1,444	United Bankshares, Inc.	42,843
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,900	Unity Bancorp, Inc.	139,181
12,400	Waterstone Financial, Inc.	179,676
10,100	West BanCorp, Inc.	185,941
26,300	Western New England Bancorp, Inc.	153,592
2,700	Westwood Holdings Group, Inc.	33,480

		33,942,277

Health Care — 1.83%
2,450	Artivion, Inc.*	42,115
22,900	Assertio Holdings, Inc.*	124,118
23,900	Biote Corp., Class A*	161,564
61,400	Chimerix, Inc.*	74,294
6,400	Computer Programs and Systems, Inc.*	158,016
6,500	Cullinan Oncology, Inc.*	69,940
2,300	Eagle Pharmaceuticals, Inc.*	44,712
13,000	FONAR Corp.*	222,300
21,400	Ocuphire Pharma, Inc.*	92,876
15,700	OraSure Technologies, Inc.*	78,657
59,000	Organogenesis Holdings, Inc.*	195,880
7,200	Phibro Animal Health Corp., Class A	98,640
10,400	ProPhase Labs, Inc.*	75,504
25,600	Sensus Healthcare, Inc.*	80,640
500	UFP Technologies, Inc.*	96,925
24,400	Vanda Pharmaceuticals, Inc.*	160,796
10,500	Viemed Healthcare, Inc.*	102,690
2,700	XOMA Corp.*	51,003

		1,930,670

Industrials — 17.00%
8,800	Acme United Corp.	219,472
1,750	Alamo Group, Inc.	321,842
1,324	Allied Motion Technologies, Inc.	52,881
83,100	ARC Document Solutions, Inc.	269,244
18,800	BGSF, Inc.	179,164
5,400	BlueLinx Holdings, Inc.*	506,412
1,900	Bowman Consulting Group Ltd.*	60,572
12,974	CECO Environmental Corp.*	173,333
10,678	Cenveo, Inc.*,(a),(b),(c)	0

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
5,700	Commercial Vehicle Group, Inc.*	$63,270
30,078	CompX International, Inc.	655,700
20,500	Concrete Pumping Holdings, Inc.*	164,615
43,300	Costamare, Inc.	418,711
10,700	Covenant Logistics Group, Inc.	468,981
15,400	CPI Aerostructures, Inc.*	59,906
400	CRA International, Inc.	40,800
10,700	DLH Holdings Corp.*	109,675
27,760	Ducommun, Inc.*	1,209,503
18,600	Eastern Co. (The)	336,474
950	Encore Wire Corp.	176,633
33,160	Ennis, Inc.	675,801
12,090	Espey Mfg. & Electronics Corp.	202,447
5,500	EVI Industries, Inc.*	121,000
10,300	Gencor Industries, Inc.*	160,474
3,180	Gibraltar Industries, Inc.*	200,086
12,810	Greenbrier Cos., Inc. (The)	552,111
5,450	Griffon Corp.	219,635
6,200	Hudson Global, Inc.*	137,950
5,200	Hurco Cos., Inc.	112,580
9,300	Insteel Industries, Inc.	289,416
10,600	Interface, Inc.	93,174
5,300	Karat Packaging, Inc.	96,725
4,500	L B Foster Co., Class A*	64,260
23,100	Limbach Holdings, Inc.*	571,263
26,100	LS Starrett Co. (The), Class A*	272,745
30,850	LSI Industries, Inc.	387,476
3,600	Manitowoc Co., Inc. (The)*	67,788
11,940	Marten Transport Ltd.	256,710
10,500	Mastech Digital, Inc.*	103,740
10,100	Mayville Engineering Co., Inc.*	125,846
23,979	Miller Industries, Inc.	850,535
21,800	Mistras Group, Inc.*	168,296
4,300	National Presto Industries, Inc.	314,760
11,100	Northwest Pipe Co.*	335,664
3,400	PAM Transportation Services, Inc.*	91,018
15,100	Park Aerospace Corp.	208,380
2,700	Park-Ohio Holdings Corp.	51,300
9,800	Powell Industries, Inc.	593,782
3,240	Preformed Line Products Co.	505,764
12,800	Quad/Graphics, Inc.*	48,128
14,500	Quanex Building Products Corp.	389,325
7,900	Quest Resource Holding Corp.*	51,508
40,100	Radiant Logistics, Inc.*	269,472
2,800	RCM Technologies, Inc.*	51,520
13,600	Resources Connection, Inc.	213,656
2,640	Rush Enterprises, Inc., Class A	160,354
34,400	Safe Bulkers, Inc.	112,144

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
6,700	Southland Holdings, Inc.*	$55,007
1,200	Standex International Corp.	169,764
5,900	Sterling Infrastructure, Inc.*	329,220
9,100	Taylor Devices, Inc.*	236,600
1,600	Tecnoglass, Inc.	82,656
21,710	Textainer Group Holdings Ltd.	854,940
12,100	Titan Machinery, Inc.*	356,950
13,900	Twin Disc, Inc.*	156,514
5,530	V2X, Inc.*	274,067
10,300	VirTra, Inc.*	78,383
4,200	VSE Corp.	229,698
13,338	Willis Lease Finance Corp.*	521,916

		17,959,736

Information Technology — 7.52%
12,400	Amtech Systems, Inc.*	118,544
11,900	AstroNova, Inc.*	172,550
7,900	Aviat Networks, Inc.*	263,623
38,200	AXT, Inc.*	131,408
15,600	Bel Fuse, Inc., Class B	895,596
8,500	Coda Octopus Group, Inc.*	69,785
18,100	CompoSecure, Inc.*	124,166
17,800	Computer Task Group, Inc.*	135,458
6,200	CPI Card Group, Inc.*	144,150
5,350	CTS Corp.	228,070
7,450	Digi International, Inc.*	293,455
16,200	Eastman Kodak Co.*	74,844
8,280	ePlus, Inc.*	466,164
34,900	Immersion Corp.	247,092
4,600	inTEST Corp.*	120,796
23,900	Key Tronic Corp.*	135,513
22,400	Kimball Electronics, Inc.*	618,912
15,600	KVH Industries, Inc.*	142,584
13,740	Methode Electronics, Inc.	460,565
30,700	Movella Holdings, Inc.*	65,391
10,200	Nortech Systems, Inc.*	99,756
15,300	Park City Group, Inc.	154,377
12,920	PC Connection, Inc.	582,692
40,600	PCTEL, Inc.	194,677
32,130	Photronics, Inc.*	828,633
14,600	Richardson Electronics Ltd.	240,900
18,900	Rimini Street, Inc.*	90,531
25,100	SigmaTron International, Inc.*	81,324
11,100	TransAct Technologies, Inc.*	99,456
17,680	Vishay Precision Group, Inc.*	656,812

		7,937,824

Materials — 4.08%
20,000	Alto Ingredients, Inc.*	57,800

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
36,700	American Vanguard Corp.	$655,829
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
9,600	Clearwater Paper Corp.*	300,672
17,800	Core Molding Technologies, Inc.*	404,950
36,800	Fortitude Gold Corp.	231,104
16,900	Friedman Industries, Inc.	212,940
62,490	FutureFuel Corp.	553,037
3,300	Hawkins, Inc.	157,377
4,200	Haynes International, Inc.	213,444
5,700	Intrepid Potash, Inc.*	129,333
1,740	Materion Corp.	198,708
10,400	Olympic Steel, Inc.	509,600
3,320	Ramaco Resources, Inc., Class B*	35,225
16,600	Ramaco Resources, Inc., Class A	140,104
6,400	Ryerson Holding Corp.	277,632
23,900	Tredegar Corp.	159,413
6,000	Valhi, Inc.	77,100

		4,314,268

Real Estate — 4.41%
16,300	Alpine Income Property Trust, Inc., REIT	264,875
6,300	American Realty Investors, Inc.*	137,214
11,700	AMREP Corp.*	209,858
7,600	BRT Apartments Corp., REIT	150,480
6,000	Community Healthcare Trust, Inc., REIT	198,120
32,100	Comstock Holding Cos., Inc.*	134,499
4,975	CTO Realty Growth, Inc., REIT	85,272
14,280	Douglas Elliman, Inc.	31,702
23,300	Farmland Partners, Inc., REIT	284,493
52,400	Franklin Street Properties Corp., REIT	75,980
4,600	FRP Holdings, Inc.*	264,822
11,242	Getty Realty Corp., REIT	380,204
13,800	Global Medical REIT, Inc., REIT	125,994
21,500	Hersha Hospitality Trust, REIT, Class A	130,935
5,200	Newlake Capital Partners, Inc., REIT	71,760
10,500	Office Properties Income Trust, REIT	80,850
25,032	One Liberty Properties, Inc., REIT	508,650
8,500	Postal Realty Trust, Inc., REIT, Class A	125,035
9,800	RE/MAX Holdings, Inc., Class A	188,748
3,000	RMR Group, Inc. (The), Class A	69,510
23,400	RPT Realty, REIT	244,530
3,500	Stratus Properties, Inc.	91,875
4,700	Tejon Ranch Co.*	80,887
6,400	Urstadt Biddle Properties, Inc., REIT, Class A	136,064
60,610	Whitestone, REIT	587,917

		4,660,274

Utilities — 0.90%
5,900	Genie Energy Ltd., Class B	83,426

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
600	Middlesex Water Co.	$48,396
11,300	Pure Cycle Corp.*	124,300
1,000	SJW Group	70,110
12,266	Unitil Corp.	622,009

		948,241

Total Common Stocks (Cost $84,720,204)		102,280,749

Exchange Traded Funds — 0.10%
1,000	iShares Russell Microcap Index Fund	109,300

Total Exchange Traded Funds (Cost $110,563)		109,300

Rights/Warrants — 0.04%
1,136	Chord Energy Corp, *	26,469
568	Chord Energy Corp, *	8,997
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	1,290

Total Rights/Warrants (Cost $95,622)		36,756

Investment Company — 3.11%
3,285,360	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	3,285,360

Total Investment Company (Cost $3,285,360)		3,285,360

Total Investments (Cost $88,211,749) — 100.07%		$105,712,165
Liabilities in excess of other assets — (0.07)%		(72,601)

NET ASSETS — 100.00%		$105,639,564

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2023 (Unaudited)

Abbreviations used are defined below:

FOR - Foreign Ownership Receipt

REIT - Real Estate Investment Trust